Note 3 - Earnings Per Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
3.	EARNINGS PER SHARE

The Company provides dual presentation of basic and diluted earnings per share.  Basic earnings per share is calculated by dividing net income by the average shares outstanding.  Diluted earnings per share adds the dilutive effects of stock options and restricted stock to average shares outstanding.

The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation for the year ended December 31:

	2020	2019

Weighted-average common shares issued	7,302,845	7,286,554

Average treasury stock shares	(917,495)	(816,146)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	6,385,350	6,470,408

Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share	19,174	32,398

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	6,404,524	6,502,806

Options to purchase 12,150 shares of common stock at $8.78 per share were outstanding during the year ended December 31, 2020. All options were dilutive. Also outstanding were 67,634 shares of restricted stock, 67,295 shares of which were anti-dilutive.

Options to purchase 14,500 shares of common stock at $8.78 per share were outstanding during the year ended December 31, 2019. Also outstanding were 56,066 shares of restricted stock. None of the outstanding options or restricted stock were anti-dilutive.

When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. The reserve for the Company’s treasury shares comprises the cost of the Company’s shares held by the Company. As of December 31, 2020, the Company held 929,362 of the Company’s shares, which is an increase of 58,200 shares for the twelve months ended December 31, 2020, from the 871,162 shares held as of December 31, 2019.